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                               NUVEEN MUTUAL FUNDS
                           SUPPLEMENT TO PROSPECTUSES
                             Dated November 6, 2003

Nuveen Municipal Trust                   Nuveen Multistate Trust III
  Prospectus dated August 28, 2003         Prospectus dated September 29, 2003
Nuveen Multistate Trust I                Nuveen Multistate Trust IV
  Prospectuses dated September 29, 2003    Prospectus dated September 29, 2003


Effective November 3, 2003, the portfolio management responsibilities of the following Nuveen mutual funds have been reassigned, as detailed below, to the specified portfolio managers.

As in the past, each fund will continue to utilize a team approach, and each lead manager has extensive experience managing municipal bond portfolios. There have been no changes in any fund's investment objectives, policies or day-to-day portfolio management practices.

Fund                                  Portfolio Manager   Investment Experience
----                                  -----------------   ---------------------

Nuveen Arizona Municipal Bond Fund    Scott R. Romans     Assistant Vice
Nuveen Colorado Municipal Bond Fund                       President and
Nuveen Kansas Municipal Bond Fund                         Portfolio Manager,
Nuveen Louisiana Municipal Bond Fund                      Nuveen Advisory and
Nuveen Missouri Municipal Bond Fund                       Institutional Advisory
Nuveen New Mexico Municipal Bond Fund                     (since 1/03),
Nuveen Wisconsin Municipal Bond Fund                      formerly, Senior
                                                          Analyst (since 6/00);
                                                          prior thereto,
                                                          attended University of
                                                          Chicago, receiving his
                                                          Ph.D in 2000.
                                                          Currently, he manages
                                                          26 Nuveen- Sponsored
                                                          investment companies.

Nuveen Florida Municipal Bond Fund    Daniel S. Solender  Vice President, Nuveen
Nuveen Georgia Municipal Bond Fund                        Advisory and
Nuveen Kentucky Municipal Bond Fund                       Institutional Advisory
Nuveen Limited Term Municipal Bond                        (since July, 2003);
  Fund                                                    prior thereto,
Nuveen Michigan Municipal Bond Fund                       Principal and
Nuveen North Carolina Municipal Bond                      Portfolio manager for
  Fund                                                    The Vanguard Group
Nuveen Ohio Municipal Bond Fund                           (since 1999); prior
Nuveen Tennessee Municipal Bond Fund                      thereto, Portfolio
                                                          Manager for Nuveen
                                                          Advisory; Chartered
                                                          Financial Analyst.
                                                          Currently, he manages
                                                          29 Nuveen- Sponsored
                                                          investment companies.

                   PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE